Schedule III - Real Estate and Accumulated Depreciation (Detail) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2012		Dec. 31, 2011		Sep. 30, 2013
Real Estate and Accumulated Depreciation [Line Items]
Initial Cost, Land	$ 30,168
Initial Cost, Building	122,063
Gross Carrying Amount, Land	30,168	[1]
Gross Carrying Amount, Building	123,397	[1]
Accumulated Depreciation- Building	12,283
Encumbrances (Unpaid Principal)	(92,413)
Balance, beginning of period	137,428		0
Additions during period:
Acquisitions	15,397		136,834
Improvements to land and building	1,148		868
Deductions during period:
Dispositions of real estate	(408)		(274)
Deconsolidation of real estate	0		0
Balance, end of period	153,565		137,428
Balance, beginning of period	9,304		0		14,805
Depreciation expense	3,387		1,771
Dispositions of real estate	(408)		(274)
Balances at acquisition	0	[2]	7,807	[2]
Balance, end of period	12,283		9,304		14,805
Crestmont Apartments
Real Estate and Accumulated Depreciation [Line Items]
Description	Multifamily
Location	Marietta, GA
Initial Cost, Land	3,254
Initial Cost, Building	13,044
Gross Carrying Amount, Land	3,254	[1]
Gross Carrying Amount, Building	13,184	[1]
Accumulated Depreciation- Building	1,776
Encumbrances (Unpaid Principal)	(6,750)
Year of Acquisition	2011
Life of Depreciation	40 years
Copper Mill Apartments
Real Estate and Accumulated Depreciation [Line Items]
Description	Multifamily
Location	Austin, TX
Initial Cost, Land	3,472
Initial Cost, Building	13,958
Gross Carrying Amount, Land	3,472	[1]
Gross Carrying Amount, Building	14,191	[1]
Accumulated Depreciation- Building	1,927
Encumbrances (Unpaid Principal)	(7,350)
Year of Acquisition	2011
Life of Depreciation	40 years
Cumberland Glen Apartments
Real Estate and Accumulated Depreciation [Line Items]
Description	Multifamily
Location	Smyrna, GA
Initial Cost, Land	3,100
Initial Cost, Building	13,166
Gross Carrying Amount, Land	3,100	[1]
Gross Carrying Amount, Building	13,323	[1]
Accumulated Depreciation- Building	1,807
Encumbrances (Unpaid Principal)	(6,900)
Year of Acquisition	2011
Life of Depreciation	40 years
Heritage Trace Apartments
Real Estate and Accumulated Depreciation [Line Items]
Description	Multifamily
Location	Newport News, VA
Initial Cost, Land	2,673
Initial Cost, Building	10,761
Gross Carrying Amount, Land	2,673	[1]
Gross Carrying Amount, Building	11,010	[1]
Accumulated Depreciation- Building	1,489
Encumbrances (Unpaid Principal)	(5,500)
Year of Acquisition	2011
Life of Depreciation	40 years
Belle Creek Apartments
Real Estate and Accumulated Depreciation [Line Items]
Description	Multifamily
Location	Henderson, CO
Initial Cost, Land	1,890
Initial Cost, Building	7,596
Gross Carrying Amount, Land	1,890	[1]
Gross Carrying Amount, Building	7,835	[1]
Accumulated Depreciation- Building	893
Encumbrances (Unpaid Principal)	(10,575)
Year of Acquisition	2011
Life of Depreciation	40 years
Runaway Bay Apartments
Real Estate and Accumulated Depreciation [Line Items]
Description	Multifamily
Location	Indianapolis, IN
Initial Cost, Land	3,079
Initial Cost, Building	12,318
Gross Carrying Amount, Land	3,079	[1]
Gross Carrying Amount, Building	12,324	[1]
Accumulated Depreciation- Building	53
Encumbrances (Unpaid Principal)	(10,238)
Year of Acquisition	2012
Life of Depreciation	40 years
Tresa At Arrowhead
Real Estate and Accumulated Depreciation [Line Items]
Description	Multifamily
Location	Phoenix, AZ
Initial Cost, Land	7,080
Initial Cost, Building	28,500
Gross Carrying Amount, Land	7,080	[1]
Gross Carrying Amount, Building	28,721	[1]
Accumulated Depreciation- Building	2,675
Encumbrances (Unpaid Principal)	(27,500)
Year of Acquisition	2011
Life of Depreciation	40 years
Centrepoint Apartments
Real Estate and Accumulated Depreciation [Line Items]
Description	Multifamily
Location	Tucson, AZ
Initial Cost, Land	5,620
Initial Cost, Building	22,720
Gross Carrying Amount, Land	5,620	[1]
Gross Carrying Amount, Building	22,809	[1]
Accumulated Depreciation- Building	1,663
Encumbrances (Unpaid Principal)	(17,600)
Year of Acquisition	2011
Life of Depreciation	40 years
Building
Real Estate and Accumulated Depreciation [Line Items]
Cost of Improvements, net of Retirements	1,334
Building | Crestmont Apartments
Real Estate and Accumulated Depreciation [Line Items]
Cost of Improvements, net of Retirements	140
Building | Copper Mill Apartments
Real Estate and Accumulated Depreciation [Line Items]
Cost of Improvements, net of Retirements	233
Building | Cumberland Glen Apartments
Real Estate and Accumulated Depreciation [Line Items]
Cost of Improvements, net of Retirements	157
Building | Heritage Trace Apartments
Real Estate and Accumulated Depreciation [Line Items]
Cost of Improvements, net of Retirements	249
Building | Belle Creek Apartments
Real Estate and Accumulated Depreciation [Line Items]
Cost of Improvements, net of Retirements	239
Building | Runaway Bay Apartments
Real Estate and Accumulated Depreciation [Line Items]
Cost of Improvements, net of Retirements	6
Building | Tresa At Arrowhead
Real Estate and Accumulated Depreciation [Line Items]
Cost of Improvements, net of Retirements	221
Building | Centrepoint Apartments
Real Estate and Accumulated Depreciation [Line Items]
Cost of Improvements, net of Retirements	$ 89

[1]	The aggregate cost basis for federal income tax purposes of our investments in real estate approximates the carrying amount at December 31, 2012.
[2]	Assets and liabilities were recorded at our sponsor's carrying amount pursuant to Staff Accounting Bulletin Topic 5G and ASC 805-50-30-5.